JPMorgan SmartRetirement® 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 88.3%
Alternative Assets — 1.5%
JPMorgan Realty Income Fund Class R6 Shares (a)	4,041	57,468

Fixed Income — 58.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	65,413	777,758
JPMorgan Corporate Bond Fund Class R6 Shares (a)	18,825	195,026
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	9,250	72,425
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	9,332	72,606
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	5,203	46,414
JPMorgan High Yield Fund Class R6 Shares (a)	23,123	166,257
JPMorgan Income Fund Class R6 Shares (a)	8,522	80,878
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	26,215	281,289
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	55,096	541,598

Total Fixed Income		2,234,251

International Equity — 12.8%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,450	62,396
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,836	61,370
JPMorgan International Equity Fund Class R6 Shares (a)	11,726	237,931
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	6,480	127,341

Total International Equity		489,038

U.S. Equity — 15.5%
JPMorgan Equity Income Fund Class R6 Shares (a)	8,559	184,106
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	388	28,803
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	431	13,136
JPMorgan Small Cap Value Fund Class R6 Shares (a)	478	15,777
JPMorgan U.S. Equity Fund Class R6 Shares (a)	17,339	348,858

Total U.S. Equity		590,680

TOTAL INVESTMENT COMPANIES (Cost $2,937,386)		3,371,437

EXCHANGE-TRADED FUNDS — 6.0%
Alternative Assets — 0.4%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	172	14,766

Fixed Income — 3.7%
JPMorgan High Yield Research Enhanced ETF (a)	2,689	138,634

U.S. Equity — 1.9%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	858	73,498

TOTAL EXCHANGE-TRADED FUNDS (Cost $211,625)		226,898

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 1.38%, 1/31/2022 (b) (Cost $11,071)	10,954	11,072

	Shares (000)
SHORT-TERM INVESTMENTS — 3.4%
INVESTMENT COMPANIES — 3.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (c) (Cost $128,855)	128,855	128,855

Total Investments — 98.0% (Cost $3,288,937)		3,738,262
Other Assets Less Liabilities — 2.0%		74,788

Net Assets — 100.0%		3,813,050

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2021.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	644	06/2021	EUR	29,227	655
FTSE 100 Index	105	06/2021	GBP	9,668	(53)
MSCI EAFE E-Mini Index	63	06/2021	USD	6,906	1
Russell 2000 E-Mini Index	244	06/2021	USD	27,124	(1,205)
S&P 500 E-Mini Index	66	06/2021	USD	13,102	25
TOPIX Index	111	06/2021	JPY	19,689	466
U.S. Treasury 10 Year Note	1,870	06/2021	USD	245,087	(5,003)

					(5,114)

Short Contracts
Long Gilt	(326)	06/2021	GBP	(57,342)	60

					(5,054)

Abbreviations

EAFE Europe, Australasia and Far East
EUR Euro
FTSE Financial Times and the London Stock Exchange
GBP British Pound
JPY Japanese Yen
MSCI Morgan Stanley Capital International
TOPIX Tokyo Stock Price Index
USD United States Dollar

JPMorgan SmartRetirement® 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$226,898	$—	$—	$226,898
Investment Companies	3,371,437	—	—	3,371,437
U.S. Treasury Obligations	—	11,072	—	11,072
Short-Term Investments
Investment Companies	128,855	—	—	128,855

Total Investments in Securities	$3,727,190	$11,072	$—	$3,738,262

Appreciation in Other Financial Instruments
Futures Contracts	$1,207	$—	$—	$1,207
Depreciation in Other Financial Instruments
Futures Contracts	(6,261)	—	—	(6,261)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(5,054)	$—	$—	$(5,054)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$22,437	$26,427	$35,475	$(4,049)	$5,426	$14,766	172	$262	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	—	102,325	53,185	8,087	16,271	73,498	858	410	—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,084,532	103,429	376,640	15,647	(49,210)	777,758	65,413	16,305	15,126
JPMorgan Corporate Bond Fund Class R6 Shares (a)	238,464	7,288	44,818	1,469	(7,377)	195,026	18,825	4,056	3,232
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	31,620	44,607	2,775	(49)	(978)	72,425	9,250	1,269	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	186,517	316	182,142	72,076	(14,371)	62,396	1,450	316	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	—	61,370	—	—	—	61,370	2,836	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	38,263	46,415	11,016	(463)	(593)	72,606	9,332	1,246	—
JPMorgan Equity Income Fund Class R6 Shares (a)	361,756	12,430	258,496	(825)	69,241	184,106	8,559	3,704	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	51,656	4,769	12,787	(936)	3,712	46,414	5,203	1,231	—
JPMorgan High Yield Fund Class R6 Shares (a)	325,485	46,358	235,733	(1,069)	31,216	166,257	23,123	11,406	—
JPMorgan High Yield Research Enhanced ETF (a)	—	145,796	6,119	8	(1,051)	138,634	2,689	669	—
JPMorgan Income Fund Class R6 Shares (a)	70,721	20,685	13,834	(347)	3,653	80,878	8,522	2,389	79
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	308,223	24,322	60,132	775	8,101	281,289	26,215	4,569	—
JPMorgan International Advantage Fund Class R6 Shares (a)	74,211	1,571	89,358	21,912	(8,336)	—	—	1,571	3
JPMorgan International Equity Fund Class R6 Shares (a)	246,780	56,552	117,695	23,910	28,384	237,931	11,726	3,103	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	172,223	3,113	80,709	(143)	32,857	127,341	6,480	3,113	—
JPMorgan Managed Income Fund Class L Shares (a)	4,423	130,569	134,960	(13)	(19)	—	—	279	4
JPMorgan Realty Income Fund Class R6 Shares (a)	70,617	3,011	25,917	1,841	7,916	57,468	4,041	659	2,352
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	653,028	40,112	160,261	2,492	6,227	541,598	55,096	8,804	1,109
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	40,104	855	23,932	3,384	8,392	28,803	388	152	704
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	14,570	1,234	8,044	4,318	1,058	13,136	431	40	1,194
JPMorgan Small Cap Value Fund Class R6 Shares (a)	13,496	122	5,862	2,042	5,979	15,777	478	122	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	378,881	84,535	194,068	20,117	59,393	348,858	17,339	2,557	19,203
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b)	147,454	1,433,003	1,451,602	—	—	128,855	128,855	61	—

Total	$4,535,461	$2,401,214	$3,585,560	$170,184	$205,891	$3,727,190		$68,293	$43,006

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.